Derivative liabilities - Fair value of option grants relating to warrants (Details)	6 Months Ended
	Feb. 29, 2024 Y $ / shares $ / shares shares	Feb. 29, 2024 $ / shares shares	Dec. 21, 2023 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares	Nov. 23, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants | (per share)	$ 4.05		$ 1.05	$ (1.41)	$ 1.05	$ 1.43	$ 4.21	$ 5.44	$ 4.21	$ 5.37	$ 4.21	$ 5.35	$ 4.21	$ 5.64	$ 4.21	$ 5.67	$ 4.21	$ 5.63	$ 8.00	$ (10.30)	$ 12.50	$ (16.53)
November 23, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price of warrant options	$ 13.03
Expected volatility (%)	100.00%
Risk-free interest rate (%)	0.40%
Expected life (years) | Y	5
Exercise price of warrants		$ 16.53
Number of warrants outstanding | shares	151,800	151,800
Weighted average remaining contractual life (years)	1 year 8 months 23 days
August 5, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price of warrant options	$ 7.20
Expected volatility (%)	100.00%
Risk-free interest rate (%)	2.90%
Expected life (years) | Y	3
Exercise price of warrants		$ 10.30
Number of warrants outstanding | shares	50,000	50,000
Weighted average remaining contractual life (years)	1 year 5 months 4 days
January 19, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Original Exercise price		$ 5.63
Market price of warrant options	$ 5.63
Expected volatility (%)	100.00%
Risk-free interest rate (%)	3.40%
Expected life (years) | Y	3
Exercise price of warrants		$ 1.43
Number of warrants outstanding | shares	554,253	554,253
Weighted average remaining contractual life (years)	1 year 10 months 20 days
February 17, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Original Exercise price		$ 5.67
Market price of warrant options	$ 6.05
Expected volatility (%)	100.00%
Risk-free interest rate (%)	4.00%
Expected life (years) | Y	3
Exercise price of warrants		$ 1.43
Number of warrants outstanding | shares	475,059	475,059
Weighted average remaining contractual life (years)	1 year 11 months 19 days
April 19, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Original Exercise price		$ 5.64
Market price of warrant options	$ 5.55
Expected volatility (%)	75.00%
Risk-free interest rate (%)	3.90%
Expected life (years) | Y	3
Exercise price of warrants		$ 1.43
Number of warrants outstanding | shares	381,293	381,293
Weighted average remaining contractual life (years)	2 years 1 month 20 days
June 16, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Original Exercise price		$ 5.35
Market price of warrant options	$ 5.50
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.10%
Expected life (years) | Y	3
Exercise price of warrants		$ 1.43
Number of warrants outstanding | shares	493,828	493,828
Weighted average remaining contractual life (years)	2 years 3 months 18 days
August 2, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Original Exercise price		$ 5.37
Market price of warrant options	$ 5.10
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.80%
Expected life (years) | Y	3
Exercise price of warrants		$ 1.43
Number of warrants outstanding | shares	493,832	493,832
Weighted average remaining contractual life (years)	2 years 5 months 1 day
September 20, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Original Exercise price		$ 5.44
Market price of warrant options	$ 4.40
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.80%
Expected life (years) | Y	3
Exercise price of warrants		$ 1.43
Number of warrants outstanding | shares	372,870	372,870
Weighted average remaining contractual life (years)	2 years 6 months 21 days
December 21, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price of warrant options	$ 1.83
Expected volatility (%)	76.00%
Risk-free interest rate (%)	4.00%
Expected life (years) | Y	5
Exercise price of warrants		$ 1.41
Number of warrants outstanding | shares	138,095	138,095
Weighted average remaining contractual life (years)	4 years 9 months 21 days